Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Mar. 15, 2010	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Nov. 30, 2011 Warrants issued as part of a registered direct offering	Jan. 31, 2011 Warrants issued to accredited investors	Jan. 26, 2011 Warrants issued to accredited investors	Sep. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Sep. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Securities Purchase Agreement	Dec. 31, 2011 Exempt From Registration	Dec. 31, 2010 Exempt From Registration	Dec. 31, 2010 Periodic Equity Investment Agreement	Sep. 30, 2012 Warrants issued related to registered direct offering costs
Capital Stock [Line Items]
Reverse stock split		0.025
Shares of common stock issued in private placement						$ 15,705,000	$ 1,289,000									$ 2,596,500	$ 3,125,000	$ 705,000
Number of warrants issued			2,993,000	2,212,000	2,993,000	2,993,000	1,273,000	649,000								649,128				100,000
Exercise price of warrants									2.20		6.35					6.35				0.50
Proceeds from private placement						15,860,000	8,025,000									12,300,000	4.5	1,300,000
Shares of restricted common stock issued to employees, directors, and third parties for services rendered				84,478		180,382	268,587
Value of shares of restricted common stock issued to employees, directors, and third parties for services rendered				88,000		700,000	1,200,000
Shares of common stock issued pursuant to a settlement agreement				9,587		4,062	20,162
Value of shares of common stock issued pursuant to a settlement agreement				10,000		20,000	75,000
Shares of common stock issued for warrants exercised						35,000
Value of common stock issued for warrants exercised						155,400
Number of common stock issued in registered direct offering (in shares)	1,000,000			1,000,000			2,137,642
Value of shares of common stock issued pursuant to an effective Registration Statement on Form S-3							6,200,000
Shares of common stock issued for fees associated with early termination of a lease in California							31,250
Value of shares of common stock issued for fees associated with early termination of a lease in California							125,000
Shares of common stock issued as a termination fee																			2,500
Value of shares of common stock issued as a termination fee																			12,000
Options granted						300,000
Grant-date fair values						700,000
Stock-based compensation for awards not expected to be exercised			200,000	200,000	200,000	200,000
Stock-based compensation			23,000.0	51,000	200,000
Expiration period												5 years	5 years	10 years	10 years
Vesting period				3 years		3 years
Shares available for future grants under the Plan			34,375	34,375	34,375	34,375
Closing stock price (in dollars per share)			$ 0.96	$ 0.26	$ 0.96	$ 0.96
Common Stock, shares issued			18,933,139	28,989,829	18,933,139	18,933,139	12,992,195		3,125,000		2,596,500
Number of warrants issued									2,343,750	649,128
Number of days after initial issuance on date of closing after which warrants are exercisable									180 days
Expiration period from the date of closing									5 years
Gross proceeds from issuance of common stock	500,000
Relative fair value of offering costs																				23,000
Number of common stock issued in exchange agreement with certain convertible debt holders (in shares)				2,537,625
Value of common stock issued in exchange agreement with certain convertible debt holders				2,900,000
Shares of common stock issued in settlement of our accounts payable				6,375,000
Value of common stock issued in settlement of our accounts payable				1,200,000
Shares of common stock issued to vendor in exchange for services				50,000
Value of common stock issued to vendor in exchange for services				$ 11,500